RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring, Acquisition, And Other [Abstract]
Restructuring, acquisition and other	$ 139	$ 210